UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

JANUARY 31, 2012

(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.9%
	Shares	Value
CONSUMER DISCRETIONARY — 12.9%
Bed Bath & Beyond*	13,100	$795,170
Darden Restaurants	9,600	440,352
Ford Motor	42,500	527,850
Kohl’s	7,600	349,524
Liberty Media - Interactive, Cl A*	40,000	684,800
Macy’s	19,000	640,110
News, Cl A	42,900	807,807
Target	15,700	797,717
Walt Disney	14,500	564,050

		5,607,380

CONSUMER STAPLES — 6.2%
HJ Heinz	8, 300	430,355
Nestle ADR	6,400	368,192
Philip Morris International	6,800	508,436
Reynolds American	13,600	533,528
Unilever	24,700	823,745

		2,664,256

ENERGY — 13.9%
BP ADR	17,300	794,243
Chevron	5,900	608,172
EOG Resources	8,000	849,120
Exxon Mobil	8,400	703,416
National Oilwell Varco	7,700	569,646
Noble	16,400	571,376
Occidental Petroleum	12,300	1,227,171
Patterson-UTI Energy	15,500	292,485
Sunoco	10,900	418,124

		6,033,753

FINANCIALS — 12.5%
Annaly Capital Management	22,900	385,636
CBRE Group, Cl A*	25,500	492,150
Chubb	6,700	451,647
Citigroup	15,900	488,448
Comerica	23,700	655,779
Hartford Financial Services Group	27,700	485,304
JPMorgan Chase	14,600	544,580
Prudential Financial	13,500	772,740
SunTrust Banks	24,100	495,737
WR Berkley	18,500	633,995

		5,406,016

HEALTH CARE — 12.3%
Abbott Laboratories	17,600	953,040
Baxter International	13,700	760,076
Hologic*	35,700	727,923
Johnson & Johnson	9,800	645,918
Merck	19,700	753,722
Pfizer	24,500	524,300
UnitedHealth Group	11,000	569,690
WellPoint	6,100	392,352

		5,327,021

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

JANUARY 31, 2012

(Unaudited)

	Shares	Value
INDUSTRIALS — 14.3%
Deere	7, 700	$663,355
Foster Wheeler*	26,300	590,698
General Electric	77,800	1,455,638
L-3 Communications Holdings	7,300	516,402
Norfolk Southern	11,400	823,080
Northrop Grumman	7,100	412,155
Rockwell Collins	15,100	874,139
Siemens ADR	6,800	641,172
Xylem	8,200	212,462

		6,189,101

INFORMATION TECHNOLOGY — 19.2%
Cisco Systems	72,450	1,422,194
Corning	42,700	549,549
EMC*	26,900	692,944
Hewlett-Packard	21,000	587,580
International Business Machines	5,000	963,000
Jabil Circuit	27,200	616,352
Microsoft	33,400	986,302
Oracle	25,400	716,280
SanDisk*	15,300	701,964
Symantec*	27,600	474,444
Xilinx	17,600	630,960

		8,341,569

MATERIALS — 3.0%
Freeport-McMoRan Copper & Gold	12,300	568,383
Monsanto	8,000	656,400
SunCoke Energy*	5,782	77,653

		1,302,436

TELECOMMUNICATION SERVICES — 2.8%
AT&T	27,400	805,834
Vodafone Group ADR	14,500	392,805

		1,198,639

UTILITIES — 1.8%
CenterPoint Energy	20,000	369,400
Dominion Resources	7,900	395,316

		764,716

TOTAL COMMON STOCK (Cost $39,423,339)		42,834,887

REPURCHASE AGREEMENT — 1.1%
	Face Amount	Value
Morgan Stanley 0.020%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $475,479 (collateralized by a U.S. Treasury Note, par value $420,947, 3.375%, 11/15/19, with total market value of $484,990) (Cost $475,479)	$475,479	$475,479

TOTAL INVESTMENTS — 100.0% (Cost $39,898,818)†		$43,310,366

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

JANUARY 31, 2012

(Unaudited)

Percentages are based on Net Assets of $43,316,545.

*	Non-income producing security.
ADR	American Depositary Receipt
Cl	Class

†	At January 31, 2012, the tax basis cost of the Fund’s investments was $39,898,818, and the unrealized appreciation and depreciation were $6,828,849 and $(3,417,301) respectively.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$42,834,887	$—	$—	$42,834,887
Repurchase Agreement	—	475,479	—	475,479

Total Investments in Securities	$42,834,887	$475,479	$—	$43,310,366

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO

JANUARY 31, 2012

(Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 62.2%
	Face Amount	Value
CONSUMER DISCRETIONARY — 6.1%
AutoZone 4.000%, 11/15/20	$455,000	$479,665
Cooper Tire & Rubber 8.000%, 12/15/19	500, 000	520,000
Foot Locker 8.500%, 01/15/22	500,000	518,750
Goodyear Tire & Rubber 8.250%, 08/15/20	500, 000	543,750
Macy’s Retail Holdings 7.600%, 06/01/25	500, 000	569,955
NetFlix 8.500%, 11/15/17	650,000	714,187
Regal Entertainment Group 9.125%, 08/15/18	500,000	547,500

		3,893,807

CONSUMER STAPLES — 2.9%
Corn Products International 4.625%, 11/01/20	550, 000	586,245
Dean Foods 7.000%, 06/01/16	250,000	251,250
Hershey 5.450%, 09/01/16	860,000	1,017,644

		1,855,139

ENERGY — 3.2%
Arch Coal 7.250%, 10/01/20	300,000	301,500
McMoRan Exploration 11.875%, 11/15/14	415,000	439,900
Stone Energy 8.625%, 02/01/17	575,000	590,812
Valero Energy 7.500%, 04/15/32	600,000	694,411

		2,026,623

FINANCIALS — 27.3%
Aflac 8.500%, 05/15/19	525,000	659,555
Aircastle 9.750%, 08/01/18	450,000	495,000
American Express Credit MTN 2.800%, 09/19/16	945, 000	995,802
Aspen Insurance Holdings 6.000%, 08/15/14	1,025,000	1,093,802
Capital One Capital V 10.250%, 08/15/39	500,000	523,125
CBRE Services 11.625%, 06/15/17	300,000	346,500
Citigroup 1.307%, 02/15/13 (A)	885,000	876,455
Fairfax Financial Holdings 5.800%, 05/15/21 (C)	278, 000	266,354
General Electric Capital 5.300%, 02/11/21	885,000	982,154
Genworth Financial 8.625%, 12/15/16	890, 000	961,528
Goldman Sachs Capital II 5.793%, 06/01/43 (A)	500, 000	341,250
Goldman Sachs Group 5.250%, 07/27/21	1,470,000	1,476,641
HCP 3.750%, 02/01/19	380,000	381,492
Health Care REIT 6.000%, 11/15/13 (B)	800,000	839,634
HUB International Holdings 10.250%, 06/15/15 (C)	500, 000	505,625
Jefferies Group 6.250%, 01/15/36	1,000,000	860,000
Markel 7.125%, 09/30/19	915,000	1,053,457
Morgan Stanley 5.500%, 07/28/21	210,000	207,648
National Rural Utilities Cooperative Finance 10.375%, 11/01/18	500, 000	730,839
Raymond James Financial 8.600%, 08/15/19	640, 000	750,062
RenRe North America Holdings 5.750%, 03/15/20	850, 000	892,978
Torchmark 9.250%, 06/15/19	710,000	881,388
Wachovia Bank MTN 6.180%, 02/15/36	406,000	456,611
Willis North America 6.200%, 03/28/17	684,000	761,446

		17,339,346

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO

JANUARY 31, 2012

(Unaudited)

	Face Amount	Value
HEALTH CARE — 4.5%
Amgen 5.150%, 11/15/41	$1,505,000	$1,595,369
Owens & Minor 6.350%, 04/15/16	735,000	800,791
Thermo Fisher Scientific 3.600%, 08/15/21	400, 000	427,162

		2,823,322

INDUSTRIALS — 5.1%
Air Canada 9.250%, 08/01/15 (C)	500,000	476,250
Ingersoll-Rand Global Holding 9.500%, 04/15/14	630, 000	730,454
Kratos Defense & Security Solutions 10.000%, 06/01/17	500, 000	528,750
Libbey Glass 10.000%, 02/15/15	350,000	374,500
Oshkosh 8.250%, 03/01/17	700,000	742,000
Triumph Group 8.000%, 11/15/17	375,000	406,875

		3,258,829

INFORMATION TECHNOLOGY — 5.9%
Applied Materials 4.300%, 06/15/21	700,000	774,772
CA 6.125%, 12/01/14	1,000,000	1,102,107
Corning 7.250%, 08/15/36	350,000	420,141
eBay 3.250%, 10/15/20	625,000	638,742
Kemet 10.500%, 05/01/18	350,000	372,750
Unisys 12.500%, 01/15/16	400,000	427,000

		3,735,512

MATERIALS — 1.8%
Allegheny Technologies 9.375%, 06/01/19	250, 000	322,185
Methanex 6.000%, 08/15/15	500,000	515,870
Sonoco Products 5.750%, 11/01/40	250,000	273,947

		1,112,002

TELECOMMUNICATION SERVICES — 4.4%
Ameritech Capital Funding 6.550%, 01/15/28	800, 000	919,856
Cincinnati Bell 8.375%, 10/15/20	450,000	461,250
Frontier Communications 8.500%, 04/15/20	500, 000	495,000
Time Warner 6.250%, 03/29/41	440,000	532,417
Verizon Virginia 7.625%, 12/01/12	400,000	420,687

		2,829,210

UTILITIES — 1.0%
NRG Energy 8.500%, 06/15/19	620,000	623,100

TOTAL CORPORATE OBLIGATIONS (Cost $38,262,087)		39,496,890

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.5%
Federal Home Loan Mortgage Corporation Gold
6.000%, 01/01/28	196, 477	215,845
6.000%, 07/01/33	91,385	101,764
6.000%, 10/01/35	283,515	312,702
4.500%, 09/01/39	474,776	505,613
4.500%, 11/01/39	1,018,515	1,084,669
Federal National Mortgage Association
5.500%, 01/01/36	344, 962	376,271
5.000%, 11/01/23	550,048	592,997
5.000%, 08/01/33	295,410	319,406
5.000%, 11/01/33	260,893	282,086
5.000%, 10/01/35	449,748	486,141
5.000%, 03/01/38	1,307,351	1,412,935
5.000%, 07/01/40	876,712	947,380
4.500%, 04/01/39	920,615	984,986
4.000%, 10/01/31	998,013	1,060,935
4.000%, 07/01/40	853,745	903,820
4.000%, 10/01/41	2,016,426	2,134,418

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $11,369,301)		11,721,968

THE ADVISORS’ INNER CIRCLE FUND	TS&W FIXED INCOME PORTFOLIO

JANUARY 31, 2012

(Unaudited)

PREFERRED STOCK — 6.2%
	Shares/Face Amount	Value
FINANCIALS — 5.3%
Aegon 7.250%,	25,000	$592,000
Allianz 8.375%,	40,000	1,051,252
Ameriprise Financial 7.750%,	17,400	492,072
Citigroup Capital XII 8.500%(A)	20,000	515,400
Federal Home Loan Mortgage, Ser Z 8.375%*(A)	35,000	49,700
PS Business Parks, Ser P 6.700%,	5,000	125,600
Vornado Realty Trust, Ser H 6.750%,	20,000	506,000

		3,332,024

UTILITIES — 0.9%
Dominion Resources, Ser A 8.375%,	20,000	584,000

TOTAL PREFERRED STOCK (Cost $4,575,890)		3,916,024

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bond 3.125%, 11/15/41	$450,000	466,453
U.S. Treasury Notes 4.000%, 08/15/18	500,000	592,461
3.625%, 02/15/21	1,075,000	1,255,818
1.500%, 08/31/18	1,100,000	1,125,180

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,314,742)		3,439,912

OTHER MORTGAGE-BACKED OBLIGATIONS — 2.2%
Banc of America Commercial Mortgage, Ser 2006-4, Cl A3A
5.600%, 07/10/46	620, 000	631,516
JP Morgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A2
3.149%, 08/15/46	735, 000	768,524

TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS (Cost $1,362,073)		1,400,040

REPURCHASE AGREEMENT — 5.2%
Morgan Stanley 0.020%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $3,323,444 (collateralized by a U.S. Treasury Bond, par value $2,681,263, 4.250%, 11/15/40, with a total market value of $3,389,922) (Cost $3,323,442)	3,323,442	3, 323,442

TOTAL INVESTMENTS — 99.7% (Cost $62,207,535)†		$63,298,276

Percentages are based on Net Assets of $63,470,968.

*	Non-income producing security.
Cl	Class
MTN	Medium Term Note
REIT	Real Estate Investment Trust
Ser	Series

(A)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2012.
(B)	REIT
(C)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. The total value of these securities was $1,248,229 and represented 2.0 % of Net Assets.
†	At January 31, 2012, the tax basis cost of the Fund’s investments was $62,207,535, and the unrealized appreciation and depreciation were $2,346,626 and $(1,255,885) respectively.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$39,496,890	$—	$39,496,890
U.S. Government Agency Mortgage-Backed Obligations	—	11,721,968	—	11,721,968
Preferred Stock	3,916,024	—	—	3,916,024
U.S. Treasury Obligations	—	3,439,912	—	3,439,912
Other Mortgage-Backed Obligation	—	1,400,040	—	1,400,040
Repurchase Agreement	—	3,323,442	—	3,323,442

Total Investments in Securities	$3,916,024	$59,382,252	$—	$63,298,276

For the period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2012, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012